FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	£ 2,694	£ 2,638	£ 2,218
Current borrowings (note 19)	(822)	(584)
Non-current borrowings (note 19)	(4,114)	(3,744)
Cash and cash equivalents less borrowings	(2,242)	(1,690)
Equity	2,772	3,734	£ 3,833	£ 4,160
Capital	£ 530	£ 2,044